Income Taxes Income Taxes (Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Provision (benefit) at statutory rate on pretax income (loss)									$ 5,533	$ (392)	$ (3,017)
Tax-exempt income on loans and investments									(1,390)	(1,314)	(1,446)
Exercise of nonqualified stock options									0	0	(25)
Stock-based compensation									203	222	209
Merger related expenses									0	0	(358)
Civil money penalty									525	0	0
Other									43	40	101
Total	$ 1,547	$ 1,381	$ 1,044	$ 942	$ 888	$ (3,334)	$ 660	$ 342	$ 4,914	$ (1,444)	$ (4,536)